Stock based compensation (Details 2) - Warrant [Member]	12 Months Ended
	Dec. 31, 2014 $ / shares shares		Dec. 31, 2014 € / shares shares	Dec. 31, 2013 $ / shares shares		Dec. 31, 2013 € / shares shares	Dec. 31, 2012 $ / shares shares		Dec. 31, 2012 € / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Balance, Warrants Outstanding	4,050,000		4,050,000	4,100,000		4,100,000	900,000		900,000
Warrants granted	298,000		298,000	200,000		200,000	3,300,000		3,300,000
Warrants reintegrated							100,000		100,000
Warrants exercised	445,000		445,000	50,000		50,000
Warrants cancelled	50,000		50,000	200,000		200,000	200,000		200,000
Balance, Warrants Outstanding	3,853,000		3,853,000	4,050,000		4,050,000	4,100,000		4,100,000
Balance, Weighted Average Exercise Price | (per share)	$ 8.14	[1]	€ 6.21	$ 8.12	[1]	€ 6.18	$ 6.89	[1]	€ 4.85
Warrants granted, Weighted Average Exercise Price | (per share)	14.54	[1]	10.94	6.14	[1]	4.58	8.63	[1]	6.61
Warrants reintegrated, Weighted Average Exercise Price | (per share)							6.65	[1]	4.97
Warrants cancelled, Weighted Average Exercise Price | (per share)	7.02	[1]	5.44	6.29	[1]	4.50	10.20	[1]	6.57
Warrants exercised, Weighted Average Exercise Price | (per share)	6.12	[1]	4.49	6.29	[1]	4.50
Balance, Weighted Average Exercise Price | (per share)	$ 8.86	[1]	€ 6.76	$ 8.14	[1]	€ 6.21	$ 8.12	[1]	€ 6.18

[1]	Historical exchange rate at date of grant